Summary of Employee Benefit Plans' Obligations, Assets, Funded Status and Expense (Parenthetical) (Details)	Oct. 31, 2023	Oct. 31, 2022
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	3.24%	2.99%
Assumed to gradually decline by the year 2040 and remain at that level thereafter [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	0.89%	1.08%